Stock Option Valuation Assumptions (Detail)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Share Based Payment Award Stock Options Valuation Assumptions [Line Items]
Expected dividend yield
Risk-free interest rate	1.01%	1.20%	2.80%	3.10%
Expected volatility	48.30%	39.80%	40.60%	37.50%
Expected life	6 years 6 months	6 years 3 months 18 days	6 years 3 months 18 days	6 years 3 months 18 days